Net cash flow from operating activities	12 Months Ended
Dec. 31, 2021
Net cash flow from operating activities [abstract]
Net cash flow from operating activities
32

Net cash flow from operating activities
The table below shows a detailed overview of the net cash flow from operating activities.
Cash flows from operating activities
in EUR million
2021 2020 2019
Cash flows from operating activities
Result before tax 8,385 3,399 5,653
Adjusted for: - Depreciation and amortisation 834 829 789
-

Addition to loan loss provisions
516 2,675 1,120
-

Other non-cash items included in result before tax
-1,190 1,671 1,213
Taxation

paid
-1,873 -1,734 -2,345
Changes in:
–

Loans and advances to banks, not available on demand
262 10,033 -1,338
–

Deposits from banks, not payable on demand
8,438 43,044 -2,574
Net change in loans and advances to/ from banks, not available/ payable on
demand
8,700 53,078 -3,911
–

Trading assets
-25 -2,101 605
–

Trading liabilities
-5,596 4,667 -3,173
Net change in Trading assets and Trading

liabilities
-5,620 2,566 -2,568
Loans and advances to customers -27,860 2,876 -16,687
Customer deposits 10,339 39,740 18,040
–

Non–trading derivatives
290 -1,440 1,072
–

Assets designated at fair value through profit or loss
-1,907 -1,369 -7
–

Assets mandatorily at fair value through profit or loss
1,650 -1,963 23,343
–

Other assets
-113 1,082 1,363
–

Other financial liabilities at fair value through profit or loss
-6,791 1,189 -12,235
–

Provisions and other liabilities
-304 -1,355 -1,784
Other -7,175 -3,856 11,752
Net cash flow from/(used in) operating activities -14,943 101,243 13,055